Royalty Purchase Agreement	12 Months Ended
Nov. 30, 2022
Royalty Purchase Agreement
Royalty Purchase Agreement

3. Royalty Purchase Agreement

On November 27, 2020, GoldMining, the ultimate parent company of the Company at the time, agreed to cause us to issue a 1.0% net smelter return (“NSR”) royalty on our Whistler Project to Gold Royalty Corp. (“GRC”). The Company also assigned certain buyback rights relating to an existing third party royalty on the Project such that GRC has right to acquire a 0.75% NSR (including an area of interest) on the Project for $5,000,000 pursuant to such buyback rights.

Due to this transaction and our agreements with GoldMining, GoldMining received shares of GRC with a fair value of $2,570,700, and in turn GoldMining agreed to provide $2,570,700 (the “Funding Commitment”) to the Company for future qualifying expenditures under a funding agreement (“Funding Agreement”) in consideration for us issuing the royalty to GRC.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

During the year ended November 30, 2021, GoldMining paid $316,214 in qualifying expenditures on behalf of us ($Nil for 2020), reducing the carrying value of the Company’s exploration and evaluation asset (Note 5).

On September 26, 2022 we agreed to fully settle the outstanding Funding Commitment of $2,254,486 against certain amounts previously advanced by GoldMining to us in the amount of $1,158,143 and a promissory note issued by us in the amount of $1,096,343 in connection with a return of capital of $1,096,343 declared by us in September 2022 to GoldMining (Note 11.2). As a result, the exploration and evaluation asset was reduced by $417,123 to nil (Note 5) and the remaining amount of the Funding Commitment in the amount of $1,837,163 was recorded to additional paid-in capital (Note 11.2).

Funding Commitment balance:

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$2,254,486	$2,570,700	$2,570,700
Qualified expenditures paid by GoldMining	—	(316,214)	—
Reduction in amounts due to parent	(1,158,143)	—	—
Settlement of promissory note payable	(1,096,343)	—	—
Balance at the end of year	$—	$2,254,486	$2,570,700